CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)			12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series C Cumulative Perpetual Preferred Stock	Dec. 31, 2011 Series C Cumulative Perpetual Preferred Stock	Dec. 31, 2012 Series A Convertible Preferred Units	Dec. 31, 2011 Series A Convertible Preferred Units	Dec. 31, 2012 Series D Cumulative Preferred Stock	Dec. 31, 2011 Series D Cumulative Preferred Stock	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2011 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2012 Exchangeable common stock	Dec. 31, 2011 Exchangeable common stock
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 448,000	$ 311,000
Amortization of deferred financing costs (in dollars)	8,024,000	958,000
Cumulative dividend rate for Series C Cumulative and Series A Convertible Preferred Stock (as a percent)			10.25%	10.25%	8.00%	8.00%
Preferred stock, shares authorized			4,000,000	4,000,000
Preferred Stock, shares issued			4,000,000	4,000,000	7,672,892	0
Preferred Stock, shares outstanding			4,000,000	4,000,000	7,672,892	0
Preferred Stock, liquidation preference (in dollars per share)			$ 25.00	$ 25
Preferred Stock, liquidation preference					$ 167,403	$ 0
Preferred Stock, shares authorized	10,000,000	10,000,000					5,750,000	5,750,000	12,000	12,000	12,000
Cumulative dividend rate for cumulative preferred stock (as a percent)			10.25%				8.00%	8.00%	8.00%	8.00%	8.00%
Preferred Stock, shares issued							4,208,821	1,437,558	3,775	3,775	0
Preferred Stock, shares outstanding					7,672,892		4,208,821	1,437,558	3,705	3,705	0
Preferred Stock, liquidation preference (in dollars per share)							$ 50.00	$ 50.00	$ 25,000	$ 25,000	$ 25,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01										$ 0.01	$ 0.01
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	170,032,999	129,803,374										505,835	3,693,871
Common stock, shares outstanding	169,118,047	129,041,722										505,835	3,693,871
Treasury stock, shares	914,952	761,652							70	70	0
Unearned common stock in KSOP	0	153,300